Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Information
The following tables present our segment information for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$257,649	$437,010	$11,381	$—	$—	$706,040
Inter segment revenues	$—	$—	$29,531	$(29,531)	$—	$—
Total revenues	$257,649	$437,010	$40,912	$(29,531)	$—	$706,040
Adjusted positive (negative) EBITDA	$13,172	$103,172	$(797)	$—	$—	$115,547
Depreciation and amortization	(9,526)	(11,673)	(1,202)	—	(14,109)	(36,510)
Stock-based compensation expense	—	—	—	—	(3,454)	(3,454)
Restructuring, reorganization and other exit activities charges	—	(4,546)	—	—	(6,798)	(11,344)
Operating income (loss)	$3,646	$86,953	$(1,999)	$—	$(24,361)	$64,239
Financial results, net						(36,633)
Income before income tax						$27,606
Income tax expense						(3,116)
Net income for the year						$24,490
Net income attributable to redeemable non-controlling interest						—
Net income attributable to Despegar.com, Corp.						$24,490

	Year ended December 31, 2022
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$215,782	$317,748	$4,442	$—	$—	$537,972
Inter segment revenues	$—	$—	$7,805	$(7,805)	$—	$—
Total revenues	$215,782	$317,748	$12,247	$(7,805)	$—	$537,972
Adjusted positive (negative) EBITDA	$17,953	$42,257	$(18,278)	$—	$—	$41,932
Depreciation and amortization	(10,339)	(12,516)	(71)	—	(13,077)	(36,003)
Stock-based compensation expense	—	—	—	—	(7,292)	(7,292)
Acquisition transaction costs	(390)	—	—	—	—	(390)
Operating income (loss)	$7,224	$29,741	$(18,349)	$—	$(20,369)	$(1,753)
Financial results, net						(45,459)
Loss before income tax						$(47,212)
Income tax expense						(21,309)
Net loss for the year						$(68,521)
Net loss attributable to redeemable non-controlling interest						—
Net loss attributable to Despegar.com, Corp.						$(68,521)

	Year ended December 31, 2021
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$118,456	$203,587	$800	$—	$—	$322,843
Inter segment revenues	$—	$—	$707	$(707)	$—	$—
Total revenues	$118,456	$203,587	$1,507	$(707)	$—	$322,843
Adjusted (negative) EBITDA	$(21,536)	$(4,770)	$(13,799)	$—	$—	$(40,105)
Depreciation and amortization	(11,523)	(10,961)	(62)	—	(11,659)	(34,205)
Stock-based compensation expense	—	—	—	—	(12,338)	(12,338)
Impairment charges	(161)	(4,945)	—	—	—	(5,106)
Restructuring, reorganization and other exit activities charges	—	—	—	—	(4,041)	(4,041)
Acquisition transaction costs	—	—	—	—	(93)	(93)
Operating loss	$(33,220)	$(20,676)	$(13,861)	$—	$(28,131)	$(95,888)
Financial results, net						(10,207)
Loss before income tax						$(106,095)
Income tax benefit						230
Net loss for the year						$(105,865)
Net loss attributable to redeemable non-controlling interest						1,237
Net loss attributable to Despegar.com, Corp.						$(104,628)

Summary of Revenues by Segment and Business Model
The following table presents our consolidated revenues from third parties by business model, revenue type and country for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Business Model:
Prepay model	$619,658	$457,335	$270,891
PAD model	12,709	11,364	5,342
Interest revenue	9,272	4,114	788
Others (1)	64,401	65,159	45,822
Total Revenue	$706,040	$537,972	$322,843
Revenue Type:
Commissions and service fees	$607,251	$455,790	$268,442
Incentive fees	42,998	39,859	28,658
Advertising	20,594	16,166	10,227
Destination services	25,116	14,071	7,959
Interest revenue	9,272	4,114	788
Financial services (2)	2,109	328	13
Others (3)	(1,300)	7,644	6,756
Total Revenue	$706,040	$537,972	$322,843
Country:
Argentina	$118,239	$75,136	$44,789
Brazil	230,306	144,423	75,630
Uruguay	116,364	98,249	43,434
Mexico	129,680	116,273	94,284
Other countries (4)	111,451	103,891	64,706
Total Revenue	$706,040	$537,972	$322,843
(1)Others includes incentive fees, advertising, breakage and loyalty revenue.
(2)Financial services include Financial Intermediation Processing fee, fraud prevention services and others.
(3)Others includes breakage and net effect of loyalty programs (See Note 3).
(4)Other countries include Chile, Perú, Colombia, Ecuador and others.

Schedule of Allocation of Long-lived Assets Based on Geography
The following table presents our assets by country:

	As of December 31, 2023	As of December 31, 2022
Goodwill:
Argentina	$1,200	$1,200
Brazil	27,543	25,284
Mexico	97,743	88,280
Uruguay	16,839	16,839
Other countries (1)	7,427	7,034
Total goodwill	$150,752	$138,637
Property and equipment, net:
Argentina	$4,923	$3,735
Brazil	2,759	1,699
Mexico	1,282	4,492
Uruguay	935	657
United States	1,410	3,141
Other countries (2)	5,091	1,808
Total property and equipment, net	$16,400	$15,532

Asset information by segment:
Financial Services:
Loans receivable	$36,709	$28,981
Allowance for credit losses	(13,583)	(12,411)
Total loans receivable, net	$23,126	$16,570
(1)Other countries include Chile, Peru and Colombia.
(2)Other countries include Chile, Peru, Colombia and Ecuador.